Revenue	12 Months Ended
Aug. 31, 2020
Revenue [Abstract]
Revenue

22. REVENUE

Contract assets and liabilities

The table below provides a reconciliation of the significant changes to the current and long-term portion of contract assets and liabilities balances during the year.

	Contract	Contract
	Assets	Liabilities
August 31, 2018	135	244
Increase in contract assets from revenue recognized during the period	179	-
Contract assets transferred to trade receivables	(145)	-
Contract terminations transferred to trade receivables	(11)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(236)
Increase in contract liabilities during the period	-	230
August 31, 2019	158	238
Increase in contract assets from revenue recognized during the period	200	-
Contract assets transferred to trade receivables	(170)	-
Contract terminations transferred to trade receivables	(16)	-
Revenue recognized included in contract liabilities at the beginning of the year	-	(231)
Increase in contract liabilities during the period	-	218
August 31, 2020	172	225

	Contract	Contract
	Assets	Liabilities
Current	106	223
Long-term	52	15
Balance as at August 31, 2019	158	238
Current	132	211
Long-term	40	14
Balance as at August 31, 2020	172	225

Deferred commission cost assets

The table below provides a summary of the changes in the deferred commission cost assets recognized from the incremental costs incurred to obtain contracts with customers during the year ended August 31, 2020 and 2019. We believe these amounts to be recoverable through the revenue earned from the related contracts. The deferred commission cost assets are presented within other current assets (when they will be amortized into net income within twelve months of the date of the financial statements) or other long-term assets.

August 31, 2018	75
Additions to deferred commission cost assets	85
Amortization recognized on deferred commission cost assets	(66)
August 31, 2019	94
Additions to deferred commission cost assets	84
Amortization recognized on deferred commission cost assets	(80)
August 31, 2020	98

Current	59
Long-term	35
Balance as at August 31, 2019	94
Current	61
Long-term	37
Balance as at August 31, 2020	98

Commission costs are amortized over a period ranging from 24 to 36 months.

Disaggregation of revenue

	2020	2019
	$	$
Services
Wireline - Consumer	3,683	3,743
Wireline - Business	567	557
Wireless	815	694
	5,065	4,994
Equipment and other
Wireless	351	353
	351	353
Intersegment eliminations	(9)	(7)
Total revenue	5,407	5,340

Remaining performance obligations

The following table includes revenues expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) as at August 31, 2020:

	Within	Within	Within	Within	Within
	1 year	2 years	3 years	4 years	5 years	Thereafter	Total
Wireline	1,504	614	162	92	33	1	2,406
Wireless	418	116	-	-	-	-	534
Total	1,922	730	162	92	33	1	2,940

When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer. The estimated amounts disclosed are based upon contractual terms and maturities. Revenues recognized based on actual minimum transaction price, and the timing thereof, will differ from these estimates due to the frequency with which the actual durations of contracts with customers do not match their contractual maturities.